Note 8 - Leases	12 Months Ended
Oct. 31, 2021
Notes to Financial Statements
Lessee, Operating and Finance Leases Disclosure [Text Block]
(8)	Leases

The Company has an operating lease agreement for approximately 34,000 square feet of office, manufacturing and warehouse space in Plano, Texas (near Dallas). The lease term expires on November 30, 2024.

The Company has an operating lease for approximately 36,000 square feet of warehouse space in Roanoke, Virginia. The lease term expires on April 30, 2023.

The Company also leases certain office equipment under operating leases with initial 60 month terms.

In fiscal year 2021, OCC entered into a financing lease for 15 printers to be used in the Roanoke, Virginia manufacturing facility. The lease term expires on August 22, 2026. The right-of-use asset is being amortized on a straight line basis over seven years. When the lease term ends, the remaining net book value of the right-of-use asset will be classified as property and equipment.

The Company’s lease contracts may include options to extend or terminate the lease. The Company exercises judgment to determine the term of those leases when such options are present and include such options in the calculation of the lease term when it is reasonably certain that it will exercise those options.

The Company includes contract lease components in its determination of lease payments, while non-lease components of the contracts, such as taxes, insurance, and common area maintenance, are expensed as incurred. At commencement, right-of-use assets and lease liabilities are measured at the present value of future lease payments over the lease term. The Company uses its incremental borrowing rate based on information available at the time of lease commencement to measure the present value of future payments.

Operating lease expense is recognized on a straight-line basis over the lease term. Short term leases with an initial term of 12 months or less are expensed as incurred. The Company’s short term leases have month-to-month terms.

Operating lease right-of-use assets of $1,028,639 and $1,265,194 were included in other assets at October 31, 2021 and 2020, respectively. Operating lease liabilities of $385,463 and $729,753, respectively, were included in accounts payable and accrued expenses, and other noncurrent liabilities at October 31, 2021. Operating lease liabilities of $332,329 and $946,653, respectively, were included in accounts payable and accrued expenses, and other noncurrent liabilities at October 31, 2020. Operating lease expense for the fiscal years ended October 31, 2021, 2020 and 2019 was $407,235, $396,066 and $403,097, respectively.

The weighted average remaining lease term for the operating leases is 35.1 months and the weighted average discount rate is 5.0% as of October 31, 2021.

For the fiscal year ended October 31, 2021, cash paid for operating lease liabilities totaled $407,338 and right-of-use assets obtained in exchange for new operating lease liabilities totaled $208,390. For the fiscal year ended October 31, 2020, cash paid for operating lease liabilities totaled $382,812 and right-of-use assets obtained in exchange for new operating lease liabilities totaled $1,462,817.

Financing lease right-of-use asset of $200,337 was included in other assets at October 31, 2021. Financing lease liabilities of $34,071 and $166,634, respectively, were included in accounts payable and accrued expenses and other noncurrent liabilities at October 31, 2021. Interest expense and amortization expense related to the financing lease totaled $2,439 and $6,145, respectively, for the fiscal year ended October 31, 2021.

The remaining lease term for the financing lease is 58 months and the discount rate is 4.75% as of October 31, 2021.

For the fiscal year ended October 31, 2021, cash paid for the financing lease liability totaled $2,439 and $5,777 for interest and principal, respectively, and the right-of-use asset obtained in exchange for the new financing lease liability totaled $206,482.

The Company’s future payments due under leases reconciled to the lease liabilities are as follows:

Fiscal Year	Operating leases	Finance lease
2022	$432,485	$42,868
2023	382,716	42,868
2024	331,438	42,868
2025	55,023	42,868
2026	—	55,715
Total undiscounted lease payments	1,201,662	227,187
Present value discount	(86,446)	(26,482)
Total lease liability	$1,115,216	$200,705